53rd at Third
885 Third Avenue
New York, New York 10022-4834
Tel: +1.212.906.1200 Fax: +1.212.751.4864
www.lw.com

FIRM / AFFILIATE OFFICES
	Abu Dhabi	Moscow
	Barcelona	Munich
	Beijing	New Jersey
	Boston	New York
	Brussels	Orange County
April 28, 2011	Chicago	Paris
	Doha	Riyadh
	Dubai	Rome
	Frankfurt	San Diego
	Hamburg	San Francisco
VIA EDGAR CORRESPONDENCE	Hong Kong	Shanghai
	Houston	Silicon Valley
Matthew Crispino	London	Singapore
Division of Corporation Finance	Los Angeles	Tokyo
Securities and Exchange Commission	Madrid	Washington, D.C.
100 F Street N.E.	Milan
Washington, DC 20549

Re:	Scientific Games Corporation with various guarantors
Registration Statement on Form S-4
Filed March 3, 2011
File No. 333-172600

Dear Mr. Crispino:

On behalf of our client, Scientific Games Corporation (the “Company”), this letter sets forth the Company’s responses to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to the above-referenced filing received by letter dated March 28, 2011.  For your convenience, we have set forth each of the Staff’s original comments, received by letter dated March 28, 2011, immediately preceding our response.

Incorporation of Certain Documents by Reference, page ii

1.              We note that you have incorporated by reference your Form 10-K for the fiscal year ended December 31, 2010. The Form 10-K incorporates by reference its Part III information from your definitive proxy statement, which is not yet filed. In order to have a complete Section 10(a) prospectus, you must either file the definitive proxy statement or include the Part III information in an amended Form 10-K before the Form S-4 can be declared effective. Refer to Question 123.01 of our Securities Act Forms Compliance and Disclosure Interpretations.

Response:

We note the Staff’s comment and confirm that the Company filed its definitive proxy statement on April 25, 2011.

2.               Please revise your registration statement to expressly incorporate by reference your current report on Form 8-K filed March 14, 2011. Refer to Question 123.05 of our

Securities Act Forms Compliance and Disclosure Interpretations relating to incorporation by reference of filings made after the date of the initial filing of the registration statement and prior to effectiveness.

Response:

We note the Staff’s comment and have amended the Form S-4, filed the date hereof, to expressly incorporate by reference the Company’s current report on Form 8-K filed with the Commission on March 14, 2011.

Undertakings, page II-12

3.               Please provide the undertakings set forth in Item 512(a)(5) and (a)(6) of Regulation S-K, as applicable.

Response:

We note the Staff’s comment and have amended the Form S-4, filed the date hereof, to provide the undertakings set forth in Item 512(a)(5) and (a)(6) of Regulation S-K, as applicable.

Signatures, page II-18

4.               The Form S-4 must be signed by each registrant’s principal executive officer, principal financial officer and its controller or principal accounting officer. Refer to Instruction 1 to Signatures in the Form S-4. Please provide all of the required signatures for MDI Entertainment, LLC or advise.

Response:

We note the Staff’s comment and advise that the Form S-4 is currently signed by Scientific Games International, Inc. (the “Member”), the sole member of MDI Entertainment, LLC (“MDI”), on behalf of MDI.   According to Section 6.1 of the Operating Declaration of MDI, effective as of May 22, 2003 (incorporated by reference to Exhibit 3.15 to the Company’s Registration Statement on Form S-4 filed on August 11, 2009), the Member shall serve as the sole manager of MDI unless and until the Member elects or appoints one or more other persons to serve as manager.  Additionally, the manager shall have full and complete authority, power and discretion to manage and control the business, affairs, and properties of MDI, to make all decisions regarding those matters, and to perform any and all other acts or activities customary or incident to the management of MDI’s business.  To date, the Member has not elected or appointed any other person to serve as a manager.  In addition, the Form S-4 is signed on behalf of Scientific Games International, Inc. by its principal executive officer, principal financial officer and principal accounting officer.  Therefore, we believe all required signatures of MDI have been provided on the Form S-4.

*              *              *              *              *

If you have any questions or comments with regard to these responses or other matters, please call the undersigned at (212) 906-1281 or Senet Bischoff at (212) 906-1834.

Very truly yours,

/s/ Marc D. Jaffe
Marc D. Jaffe
LATHAM & WATKINS LLP

cc:	Ira H. Raphaelson
Scientific Games Corporation

Jack Sarno
Scientific Games Corporation

Senet Bischoff
Latham & Watkins LLP